Revenue from contracts with customers - Revenue derived from entities accounting for more than 10% of revenue (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Revenue from contracts with customers
Revenue from contracts with customers	£ 583,201	£ 494,117	£ 509,041
Customer A
Revenue from contracts with customers
Revenue from contracts with customers	146,114	177,160	118,069
Customer B
Revenue from contracts with customers
Revenue from contracts with customers	76,377	77,426	77,852
Customer C
Revenue from contracts with customers
Revenue from contracts with customers	£ 67,477	£ 73,827
Customer D
Revenue from contracts with customers
Revenue from contracts with customers			£ 52,269